INCOME TAX (CREDITS) EXPENSES (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF INCOME TAX PROVISION	The income tax provision consists of the following components:
	For the period ended June 30
	2026	2025
	USD	USD

Current tax	-	382
Under provision of tax in prior years	906	2,753
Total	906	3,135